FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.7%
	APPAREL & TEXTILE PRODUCTS - 2.5%
24,243	NIKE, Inc., Class B	$ 2,304,297

	ASSET MANAGEMENT - 7.9%
69,514	KKR & Company, Inc.	7,148,820

	CABLE & SATELLITE - 0.4%
5,999	Liberty Broadband Corporation - Series C(a)	324,486

	CHEMICALS - 4.8%
9,903	Linde plc	4,312,955

	DIVERSIFIED INDUSTRIALS - 3.0%
16,339	General Electric Company	2,698,222

	ELECTRICAL EQUIPMENT - 2.2%
2,638	GE Vernova, LLC(a)	464,024
11,102	Keysight Technologies, Inc.(a)	1,537,405
		2,001,429
	ENTERTAINMENT CONTENT - 4.4%
24,999	Take-Two Interactive Software, Inc.(a)	4,008,840

	FOOD - 0.5%
2,300	Hershey Company (The)	455,009

	INFRASTRUCTURE REIT - 2.9%
13,629	American Tower Corporation, A	2,667,740

	INSURANCE - 8.5%
8	Berkshire Hathaway, Inc., Class A(a)	5,019,199
10,102	Chubb Ltd.	2,735,824
		7,755,023
	INTERNET MEDIA & SERVICES - 5.5%
10,216	Alphabet, Inc., Class A(a)	1,762,260

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	INTERNET MEDIA & SERVICES - 5.5% (Continued)
18,964	Alphabet, Inc., Class C(a)	$ 3,298,977
		5,061,237
	LEISURE FACILITIES & SERVICES - 2.7%
8,494	McDonald's Corporation	2,199,012
1,524	Yum! Brands, Inc.	209,443
		2,408,455
	MACHINERY - 5.6%
9,728	Graco, Inc.	785,536
44,112	Veralto Corporation	4,348,562
		5,134,098
	MEDICAL EQUIPMENT & DEVICES - 1.6%
2,546	Thermo Fisher Scientific, Inc.	1,446,077

	RETAIL - DISCRETIONARY - 9.4%
18,847	Lowe's Companies, Inc.	4,170,652
3,111	Lululemon Athletica, Inc.(a)	970,601
3,514	O'Reilly Automotive, Inc.(a)	3,384,896
		8,526,149
	SEMICONDUCTORS - 7.9%
14,481	Applied Materials, Inc.	3,114,574
1,903	Broadcom, Inc.	2,528,231
11,932	Entegris, Inc.	1,507,608
		7,150,413
	SOFTWARE - 20.7%
21,477	Aspen Technology, Inc.(a)	4,524,130
14,527	Microsoft Corporation	6,030,595
16,696	Nice Ltd. - ADR(a)	3,064,885
26,727	Oracle Corporation	3,132,137
8,578	Salesforce, Inc.	2,011,026
		18,762,773
	TECHNOLOGY HARDWARE - 2.1%
9,993	Apple, Inc.	1,921,154

FMC EXCELSIOR FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	TECHNOLOGY SERVICES - 2.6%
5,440	S&P Global, Inc.	$ 2,325,654

	TRANSPORTATION & LOGISTICS - 1.5%
5,765	Union Pacific Corporation	1,342,207

	TOTAL COMMON STOCKS (Cost $71,807,296)	87,755,038

	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
3,029,542	Goldman Sachs Financial Square Government Fund, Class FST, 5.22% (Cost $3,029,542)(b)	3,029,542

	TOTAL INVESTMENTS - 100.0% (Cost $74,836,838)	$ 90,784,580
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(c)	(14)
	NET ASSETS - 100.0%	$ 90,784,566

ADR	- American Depository Receipt
LTD	- Limited Company
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.
(c)	Percentage rounds to greater than (0.1)%.